Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
16	Related party transactions
The table below sets forth the major related parties and their relationships with the Company:

Name of related parties	Relationship
Weidong Luo	Founder, Chief Executive Officer
Shenzhen Weixunyitong Information Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo
Guangzhou Tianlang Network Technology Co., Ltd.	Company that is significantly influenced by Weidong Luo

Details of related party balances as of December 31, 2020 and 2021 are as follows:
16.1 Amounts due from related parties

			As of December 31,
			2020	2021
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			—	35	5

Total amounts due from related parties	(i	)	—	35	5

16.2	Amounts due to related parties

			As of December 31,
			2020	2021
			RMB	RMB	US$
Guangzhou Tianlang Network Technology Co., Ltd.			—	54	8

Total amounts due to related parties	(i	)	—	54	8

Details of related party transactions for the years ended December 31, 2019, 2020 and 2021 are as follows:
16.3	Transactions with related parties

				For the year ended December 31,
			2019	2020	2021
			RMB	RMB	RMB	US$
Services provided to:	(i	)
Guangzhou Tianlang Network Technology Co., Ltd.			266	—	100	16

Services received from:	(ii	)
Shenzhen Weixunyitong Information Technology Co.,Ltd.			11,600	—	—	—

(i)
The Company entered into agreements with Guangzhou Tianlang Network Technology Co., Ltd. to provide advertising services and JG Alliance service in 2021 and to provide certain data solutions and targeted marketing services in 2019.

(ii)	The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd to purchase ad inventory in 2019.